Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE
12. ACCOUNTS RECEIVABLE

	December 31,	December 31,
	2009	2010
	RMB	RMB

Accounts receivable	155,714,628	291,742,897
Less: Allowance for doubtful accounts	(40,004,497)	(31,469,351)

	115,710,131	260,273,546

The movement of the allowance for doubtful accounts during the years is as follow:

	2009	2010
	RMB	RMB

Balance at beginning of year	43,145,109	40,004,497
Add: Current year additions	10,147,259	34,929,494
Add: Consolidation of subsidiaries	—	686,509
Less: Current year reversal	—	(11,076,711)
Less: Current year write-offs	(13,287,871)	(33,074,438)

Balance at end of year	40,004,497	31,469,351